Investor A C Institutional Class R [Member] Expense Example, No Redemption - Investor A, C, Institutional and Class R - BLACKROCK CAPITAL APPRECIATION FUND, INC. - Investor C Shares	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 170
Expense Example, No Redemption, 3 Years	554
Expense Example, No Redemption, 5 Years	963
Expense Example, No Redemption, 10 Years	$ 1,887